SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value measurements (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Fair value measurements
Available-for-sale investments	$ 4,549
Fair value recurring
Fair value measurements
Available-for-sale investments	4,549
Held-to-maturity investments	108,923
Total Fair Value	113,472
Fair value recurring | Level 1
Fair value measurements
Available-for-sale investments	4,549
Total Fair Value	4,549
Fair value recurring | Level 2
Fair value measurements
Held-to-maturity investments	108,923
Total Fair Value	108,923
Fair value recurring | U.S. treasury bills
Fair value measurements
Held-to-maturity investments	90,430
Fair value recurring | U.S. treasury bills | Level 2
Fair value measurements
Held-to-maturity investments	90,430
Fair value recurring | Time deposit
Fair value measurements
Held-to-maturity investments	18,493
Fair value recurring | Time deposit | Level 2
Fair value measurements
Held-to-maturity investments	$ 18,493